Loss per share (Tables)	12 Months Ended
Oct. 31, 2022
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
Numerator	2022	2021	2020
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$(2,287,095)	$(1,012,978)	(1,245,393)

Denominator
Weighted average number of common shares for computation of basic and diluted loss per share	451,177,796	422,613,046	377,380,476